Earnings per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings per share
Schedule of income and share data used in basic and diluted loss per share computations

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	11,343	53,063
Weighted average number of ordinary shares for basic and diluted earnings per share	197,314,600	197,971,371
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$	0.06	0.27

	2022	2021	2020
Profit/(loss) for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	7,303	(117,455)	(751)
Weighted average number of ordinary shares, basic	197,971,371	183,521,938	176,584,343
Weighted average number of ordinary shares, diluted	197,971,371	183,521,938	176,584,343
Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, basic and diluted US$	0.04	(0.64)	(0.00)